Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets [Line Items]
Sub-total	$ 618	$ 111
Less: accumulated amortization	(11)	(25)
Intangible assets, net	607	86
Trading Rights [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	64	64
Softwares [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	$ 554	$ 47